Classification of financial assets and liabilities - Financial liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	kr 11,185	kr 24,921
Designated upon initial recognition (FVO)	39,316	47,388
Derivatives used for hedge accounting	3,544	474
Amortized cost	255,684	240,074
Total financial liabilities	309,729	312,857
Borrowing from credit institutions
Financial liabilities at fair value through profit or loss
Amortized cost	5,230	3,486
Total financial liabilities	5,230	3,486
Borrowing from the public
Financial liabilities at fair value through profit or loss
Amortized cost	10,000	10,000
Total financial liabilities	10,000	10,000
Debt securities issued
Financial liabilities at fair value through profit or loss
Designated upon initial recognition (FVO)	39,316	47,388
Amortized cost	240,454	226,588
Total financial liabilities	279,770	273,976
Derivatives
Financial liabilities at fair value through profit or loss
Mandatorily measured at fair value through profit or loss	11,185	24,921
Derivatives used for hedge accounting	3,544	474
Total financial liabilities	kr 14,729	kr 25,395